Cover	12 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	EDGEWELL PERSONAL CARE COMPANY
Entity Central Index Key	0001096752